Research and Development Expenses	12 Months Ended
Dec. 31, 2023
Research And Development Expenses
Research and Development Expenses

Note 11 - Research and Development Expenses

	For the years ended
	December 31	December 31
	2023	2022
	US Dollars (In thousands)
Salaries and related expenses	778	789
Subcontractors	947	824
Materials	55	61
Stock based compensation expenses	158	111
Other expenses	123	100

Total research and development expenses	2,061	1,885